Advances from Federal Home Loan Bank of New York ("FHLB") - Schedule of Maturities and Weighted Average Fixed Interest Rates of FHLB Advances (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Banking And Thrift [Abstract]
Due one year or less	$ 119,000	$ 65,000
After one to two years	60,500
After two to three years	37,000	32,500
After three to four years		10,000
After four to five years	15,000
Total	$ 231,500	$ 107,500
Due one year or less, Weighted Average Interest Rate	0.74%	0.91%
After one to two years, Weighted Average Interest Rate	2.56%
After two to three years, Weighted Average Interest Rate	2.20%	3.82%
After three to four years, Weighted Average Interest Rate		4.04%
After four to five years, Weighted Average Interest Rate	1.95%
Total, Weighted Average Interest Rate	1.53%	2.08%